UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows provided by / (used in) Operating Activities:
Net income/ (loss)	$ (13,777)	$ 388
Adjustments to reconcile net income/ (loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges (Note 4)	7,107	6,145
Amortization of deferred financing costs	245	97
Amortization of deferred revenue	0	(50)
Amortization of prepaid charter revenue (Note 5)	2,709	4,482
Loss on vessels' sale (Note 4)	497	0
Compensation cost on restricted stock awards (Note 8)	552	422
(Increase) / Decrease in:
Accounts receivable, trade	283	(120)
Inventories	492	(906)
Prepaid expenses and other assets	(1,249)	(755)
Increase / (Decrease) in:
Accounts payable, trade and other	(354)	1,418
Due to related parties	105	311
Accrued liabilities	64	(306)
Deferred revenue	(496)	234
Other liabilities	19	2
Drydock costs	(540)	(2,299)
Net Cash provided by /(used in) Operating Activities	(4,343)	9,063
Cash Flows provided by /(used) in Investing Activities:
Advances for vessel acquisitions and other vessel costs	0	(37,218)
Vessel acquisitions and other vessel costs (Note 4)	(194)	0
Proceeds from sale of vessels, net of expenses (Note 4)	4,523	0
Acquisition of time charter (Note 5)	0	(6,000)
Property and equipment additions	(22)	(24)
Insurance settlements	0	263
Net Cash provided by / (used in) Investing Activities	4,307	(42,979)
Cash Flows used in Financing Activities:
Repayments of long term debt (Notes 3 and 6)	(10,188)	0
Cash dividends (Note 9)	(374)	(369)
Net Cash used in Financing Activities	(10,562)	(369)
Net decrease in cash and cash equivalents	(10,598)	(34,285)
Cash and cash equivalents at beginning of period	29,388	82,003
Cash and cash equivalents at end of period	18,790	47,718
Cash paid during the period for:
Interest payments, net of amounts capitalized	$ 3,225	$ 2,931